Financial Risk Factors and Risk Management - Credit Risk Exposure from Master Netting and Similar Arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Factors and Risk Management
Financial assets, Carrying Amounts	€ 90	€ 68
Financial assets, Nettable Amounts in Case of Insolvency	55	33
Financial assets, Net Amount	35	35
Financial liabilities, Carrying Amounts	(623)	(849)
Financial liabilities, Nettable Amounts in Case of Insolvency	55	33
Financial liabilities, Net Amount	€ (568)	€ (816)